Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 29, 2014 Segment
Segment Information [Line Items]
Number of reportable segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	29
Mayors Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	19
Rolex Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	1
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations	2